Performance B.4.1. Share-based compensation - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) plan $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans | plan	2
Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Compound annual growth rate term	3 years
Performance share plan 2021 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Social and governance metric performance conditions percent	0.10
Service revenue performance conditions percent	30.00%	30.00%	15.00%
Operating cash flow after leases performance conditions percent	50.00%	50.00%	30.00%
Cumulative achievement for cumulative targets, period		3 years
Measurement period		3 years
Performance share plan 2021 (Relative TSR) | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Restricted stock units performance conditions percent			0.35
Performance share plan 2021 (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service revenue performance conditions percent	10.00%	20.00%	20.00%
Measurement period		3 years
Number of trading days		10 days
Performance share plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target share price (in dollars per share) | $ / shares	$ 30.75
Payment threshold of target award value	150.00%
Financial liabilities, at fair value | $	$ 1,000	$ 2,000
Gains (losses) on financial liabilities at fair value through profit or loss | $	$ (1,000)	$ 1,000
Tranche One | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				30.00%
Tranche One | 2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Tranche Three | Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				40.00%
Tranche Three | 2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Tranche Two | 2020 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Tranche 2022 | Performance share plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share) | $ / shares	$ 33.83
Share price appreciation percent	10.00%
Value determination, trading day average share price period	30 days
Cash payments | $	$ 1,150
Tranche 2023 | Performance share plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share) | $ / shares	$ 36.90
Share price appreciation percent	20.00%
Value determination, trading day average share price period	30 days